Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash Flows from Operating Activities:
Net (Loss)	$ (6,606)	$ (3,431)
Adjustments to reconcile net income or (loss) to net cash (used in) operating activities:
Depreciation (including discontinued operations)	128	27
Amortization of debt issuance costs and pre-paids	869	114
(Gain) Loss on extinguishment of notes payables		188
(Gain) Loss on sale of investments and assets held	25	27
Stock based compensation and warrant expense	2,036	1,456
Stock for services	648	367
Net change in operating assets and liabilities:
Decrease (increase) in advances & accounts receivable	(33)	(177)
(Increase) in farm product	(201)	(135)
(Increase) decrease in deposits, prepaid expenses and other assets	(43)	(32)
Decrease in long term mortgage		129
(Decrease) Increase in accounts payable	(247)	(27)
Increase (decrease) in accrued liabilities and other	408	156
Net Cash (Used in) Operating Activities	(3,016)	(1,338)
Cash Flows from Investing Activities:
Purchase of property, equipment and software	(18)	(707)
Purchase of land, water shares, infrastructure	(1,394)	(336)
Proceeds from securities available for sale	66
Construction in Progress	(81)	(32)
Net Cash (Used in) Investing Activities	(1,427)	(1,075)
Cash Flows from Financing Activities:
Proceeds from issuance of convertible notes		2,000
Proceeds from issuance of bridge loans	3,994
Payment of offering costs	(45)	(219)
Payment on notes payable	(38)	(138)
Payment for settlement of note payable		(105)
Proceeds from long-term debt	1,096
Warrants exercised		613
Net Cash Provided by Financing Activities	5,007	2,151
Net Increase in Cash & Cash Equivalents	564	(262)
Beginning Cash & Cash Equivalents	777	645
Ending Cash & Cash Equivalents	1,341	383
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	1,332	242
Conversion of note receivable for loan on land		295
Common stock issued for land and water share purchase (in Shares)		500
Common stock issued in conjunction with extinguishment of notes payable		1,500
Acquisitinon of Orlando Reservoir for Seller financed note payable		3,000
Stock & warrants for debt issuance costs (in Shares)	230
Equipment purchases financed	$ 18	$ 120